Disclosure of breakdown of security (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of breakdown of security [Line Items]
Total of breakdown of security	R$ (446,342)	R$ (459,643)
Additions in breakdown of security	(44,789)	(74,691)
Reversals in breakdown of security	180,073	59,581
Foreign currency exchange in breakdown of security	32,706	28,411
Total of breakdown of security	R$ (278,352)	R$ (446,342)